Deferred tax assets (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets at Dec 31, 2016	€ 3,790
Additions	2,129
Deductions	(1,239)
Currency translation differences	(660)
Other changes	58
Deferred tax assets at Dec 31, 2017	4,078
Deferred tax assets [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets at Dec 31, 2016	9,412
Additions	2,341
Deductions	(1,588)
Currency translation differences	(862)
Other changes	37
Deferred tax assets at Dec 31, 2017	9,340
Provisions for impairments [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets at Dec 31, 2016	(5,622)
Additions	(212)
Deductions	349
Currency translation differences	202
Other changes	21
Deferred tax assets at Dec 31, 2017	€ (5,262)